Property, Plant and Equipment (Summary of Depreciation of Property Plant and Equipment) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	$ 1,567	$ 1,415
Freight Transportation and Distribution [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	176	165
Cost of Goods Sold [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	1,303	1,157
Selling Expenses [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	464	453
General And Administrative Expense1 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	42	48
Depreciation Expense Included in Income Statement [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	1,985	1,823
Inventory [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation, property, plant and equipment	$ 159	$ 145